Disclosures About Offsetting Assets And Liabilities (Financial Assets And Derivative Assets That Are Subject To Offset) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Offsetting [Abstract]
Gross amounts of recognized assets, Securities borrowing	[1]	$ 132,776	$ 382,691
Net amounts presented in the Statement of Financial Condition, Securities borrowing	[1]	132,776	382,691
Gross amounts not offset in the Statement of Financial Position, Financial instruments, Securities borrowing	[1]	(78,474)	(291,793)
Gross amounts not offset in the Statement of Financial Position, Collateral received, Securities borrowing	[1]	(37,248)	(68,776)
Securities borrowed, Net amount	[1]	17,054	22,122
Gross amounts of recognized assets, Reverse repurchase agreements	[2]	512,220	248,588
Net amounts presented in the Statement of Financial Condition, Securities purchased under agreements to resell	[2]	512,220	248,588
Gross amounts not offset in the Statement of Financial Position, Financial instruments, Securities purchased under agreements to resell	[2]	(233,624)	(216,542)
Gross amounts not offset in the Statement of Financial Position, Collateral received, Securities purchased under agreements to resell	[2]	(266,008)	(32,046)
Securities purchased under agreements to resell, Net amount	[2]	12,588
Gross amounts of recognized assets, Cash flow interest rate contracts		7,995	10,390
Net amounts presented in the Statement of Financial Condition, Cash flow interest rate contracts		7,995	10,390
Cash flow interest rate contracts, Net amount		7,995	10,390
Gross amounts of recognized assets		652,991	641,669
Net amounts presented in the Statements of Financial Condition		652,991	641,669
Gross amounts not offset in the Statement of Financial Position		(312,098)	(508,335)
Gross amounts not offset in the Statement of Financial Position, Collateral received		(303,256)	(100,822)
Net amount		$ 37,637	$ 32,512

[1]	Securities borrowing transactions are included in receivables from brokers, dealers, and clearing organizations on the consolidated statements of financial condition. See Note 4 in the notes to consolidated financial statements for additional information on receivables from brokers, dealers, and clearing organizations.
[2]	Collateral received includes securities received by our company from the counterparty. These securities are not included on the consolidated statements of financial condition unless there is an event of default. The fair value of securities pledged as collateral was $509.4 million and $248.5 million at December 31, 2017 and 2016, respectively.